Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 7,372	$ 4,953
Short-term investments	194	53
Accounts receivable	2,297	2,358
Other financial assets	457	53
Inventories	5,937	4,605
Recoverable taxes	1,505	1,100
Other	529	359
Total current assets	18,291	13,481
Non-current assets
Judicial deposits	651	537
Other financial assets	482	231
Recoverable taxes	1,776	1,297
Deferred income taxes	6,318	8,244
Other	1,400	1,317
Total non-current assets excluding investments, intangible assets and property, plant and equipment	10,627	11,626
Investments in associates and joint ventures	5,029	4,547
Intangibles	8,953	10,514
Property, plant, and equipment	43,625	39,984
Total non current assets	68,234	66,671
Total assets	86,525	80,152
Current liabilities
Suppliers and other payables	5,565	4,234
Loans and borrowings	518	1,020
Leases	160	147
Railway concession	570	467
Other financial liabilities	655	1,076
Taxes payable	687	574
Settlement programs ("REFIS")	423	353
Liabilities related to Brumadinho	758	714
Liabilities related to associates and joint ventures	1,082	1,844
De-characterization of dams and asset retirement obligations	868	833
Provisions for litigation	144	119
Employee benefits	1,133	1,012
Dividends payable	2,651	330
Other	656	367
Total current liabilities	15,870	13,090
Non-current liabilities
Loans and borrowings	17,616	13,772
Leases	508	566
Railway concession	1,824	1,887
Other financial liabilities	3,047	2,677
Settlement programs ("REFIS")	784	1,007
Deferred income taxes	107	445
Liabilities related to Brumadinho	1,153	1,256
Liabilities related to associates and joint ventures	1,531	1,819
De-characterization of dams and asset retirement obligations	5,294	4,930
Provisions for litigation	899	894
Employee benefits	1,214	1,118
Streaming transactions	1,968	1,882
Other	360	281
Total non current liabilities	36,305	32,534
Total liabilities	52,175	45,624
Equity
Equity attributable to Vale S.A.'s shareholders	33,509	33,406
Equity attributable to noncontrolling interests	841	1,122
Total equity	34,350	34,528
Total liabilities and equity	$ 86,525	$ 80,152